RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 14,628,461	$ 14,940,197
Impairment loss in investment in operating limited partnerships	(32,206,478)	(38,300,568)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(11,880,114)	(12,838,449)
Other	29,458,131	36,198,820
Investments in operating limited partnerships - as reported	0	0
Series 47 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	3,610,506	3,276,811
Impairment loss in investment in operating limited partnerships	(5,310,652)	(8,724,000)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(769,653)	(750,844)
Other	2,469,799	6,198,033
Investments in operating limited partnerships - as reported	0	0
Series 48 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(146,032)	(834,409)
Impairment loss in investment in operating limited partnerships	(2,249,326)	(2,854,185)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(303,091)	(1,002,710)
Other	2,698,449	4,691,304
Investments in operating limited partnerships - as reported	0	0
Series 49 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	11,163,987	12,497,795
Impairment loss in investment in operating limited partnerships	(24,646,500)	(26,722,383)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(10,807,370)	(11,084,895)
Other	24,289,883	25,309,483
Investments in operating limited partnerships - as reported	$ 0	$ 0